Commitments (Detail Textuals)	1 Months Ended		12 Months Ended
	Jul. 30, 2016	Aug. 31, 2015 ft²	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Rent expense under the leases			$ 1,619,019	$ 720,875
Defined contribution plan, maximum annual contributions per employee, percent			100.00%
Defined contribution plan, employer matching contribution, percent of match			100.00%
Description of defined contribution plan			The Company matches 100% of the first 3% of employee contributions.
Expense related to matching contribution			$ 191,097	$ 131,385
Office and operating space
Long-term Purchase Commitment [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases	Term ending in June 2021.
Office and laboratory space
Long-term Purchase Commitment [Line Items]
Description of Lessee Leasing Arrangements, Operating Leases		Expire in March 2026
Net Rentable Area | ft²		82,000
Technology License
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount			$ 376,000